SIGNIFICANT ACCOUNTING POLICIES - Other information (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
SIGNIFICANT ACCOUNTING POLICIES
Advertising costs	¥ 607.9	$ 95.4	¥ 354.2	¥ 417.8
Employee social security and other welfare benefits	122.7	$ 19.3	58.8	151.1
Interest and penalties associated with uncertain tax positions	¥ 0.0		¥ 0.0	¥ 0.0
Number of reportable segment	1	1